Principal Accounting Policies - Sales and Marketing Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sales and marketing expenses
Principal Accounting Policies
Total advertising and marketing costs	$ 5,355	$ 13,637	$ 6,300